SHAREHOLDERS' EQUITY (Schedule Of Equity-Based Compensation Expense) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Total share-based compensation expense	$ 3,560	$ 2,562	$ 1,662
Cost of revenues [Member]
Total share-based compensation expense	587	289	110
Research and development, net [Member]
Total share-based compensation expense	405	236	243
Sales and marketing [Member]
Total share-based compensation expense	1,355	700	545
General and administrative [Member]
Total share-based compensation expense	$ 1,213	$ 1,337	$ 764